Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 1,220,901	$ 1,016,491
Other payables	1,262,704	756,423
Total accrued expenses and other payables	$ 2,483,605	$ 1,772,914